REVENUE	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
REVENUE	REVENUE
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Utilities	$1,899	$1,350	$3,770	$2,562
Midstream	1,048	1,007	2,102	1,909
Transport	886	894	1,767	1,768
Data	423	430	835	853
Total	$4,256	$3,681	$8,474	$7,092
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Canada	$1,142	$1,158	$2,291	$2,225
U.S.	1,013	693	2,056	1,286
Brazil	388	401	730	769
U.K.	519	392	1,083	799
India	454	481	902	948
Colombia	238	236	466	450
Australia	172	174	336	339
Spain	68	—	150	—
France	59	—	132	—
Other	203	146	328	276
Total	$4,256	$3,681	$8,474	$7,092
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty. For the three and six-month periods ended June 30, 2023, no customer made up greater than 10% of our partnership’s consolidated revenues. For the three and six-month periods ended June 30, 2022, one customer within the utilities and data segments generated greater than 10% of our partnership’s consolidated revenues of $385 million and $764 million, respectively. Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our partnership continues to monitor the credit risk of our counterparties in light of the current economic environment.